COLUMBIA FUNDS SERIES TRUST II

225 Franklin Street

Boston, MA 02110

June 25, 2014

VIA EDGAR

Ms. Deborah O’Neal-Johnson

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

RE:	Columbia Funds Series Trust II (the Registrant)
Columbia Absolute Return Currency and Income Fund
Columbia Equity Value Fund
Columbia Global Opportunities Fund
Columbia Marsico Flexible Capital Fund
Post-Effective Amendment No. 111
File Nos. 333-131683 / 811-21852

Dear Ms. O’Neal-Johnson:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 111 (Amendment). This Amendment was filed electronically on June 24, 2014.

If you have any questions regarding this filing, please contact either Ryan C. Larrenaga at 617-385-9536 or Heidi Brommer at 612-671-2403.

Sincerely,

/s/ Christopher O. Petersen
Christopher O. Petersen
Vice President and Secretary
Columbia Funds Series Trust II